Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 898,650,510	$ 45,657	$ 921,490,232	$ 865,802,178
Operating income	139,557,171	7,090	100,143,303	109,610,310
Net income	54,516,823	2,770	32,155,333	12,078,739
Total comprehensive income	(12,805,619)	(651)	7,434,083	127,726,244
Distribution of the net profit (loss) to:
Equity holders of the parent	52,566,197	2,670	29,325,921	8,649,427
Non-controllinginterest	1,950,626	100	2,829,412	3,429,312
Net income	54,516,823	2,770	32,155,333	12,078,739
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	(11,770,227)	(598)	1,201,698	120,974,842
Non-controllinginterest	(1,035,392)	(53)	6,232,385	6,751,402
Total comprehensive income (loss) for the year	(12,805,619)	$ (651)	7,434,083	127,726,244
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	100,716,444		93,644,173	85,185,177
Operating costs and expenses	95,984,880		86,920,692	81,590,233
Operating income	4,731,564		6,723,481	3,594,944
Net income	3,809,694		5,656,132	7,065,770
Total comprehensive income	5,047,838		7,737,797	8,450,837
Distribution of the net profit (loss) to:
Equity holders of the parent	1,942,944		2,884,627	3,241,556
Non-controllinginterest	1,866,750		2,771,505	3,824,214
Net income	3,809,694		5,656,132	7,065,770
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	2,574,397		3,978,263	4,311,801
Non-controllinginterest	2,473,441		3,759,534	4,139,036
Total comprehensive income (loss) for the year	$ 5,047,838		$ 7,737,797	$ 8,450,837